STOCK-BASED COMPENSATION - Stock Options Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Options Outstanding
Options, outstanding, beginning balance (in shares) | shares	21,651,225
Options forfeited (in shares) | shares	(920,583)
Options expired (in shares) | shares	(262,948)
Options exercised (in shares) | shares	(6,246,083)
Options granted (in shares) | shares	788,045
Options, outstanding, ending balance (in shares) | shares	15,009,656
Options, exercisable (in shares) | shares	10,662,625
Weighted Average Exercise Price
Options, outstanding, weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 0.63
Options, forfeited (in dollars per share) | $ / shares	1.80
Options expired (in dollars per share) | $ / shares	0.93
Options, exercised (in dollars per share) | $ / shares	0.59
Options granted (in dollars per share) | $ / shares	3.92
Options, outstanding, weighted average exercise price, ending balance (in dollars per share) | $ / shares	0.75
Options, exercisable (in dollars per share) | $ / shares	$ 0.62
Aggregate Intrinsic Value
Options outstanding, aggregate intrinsic value | $	$ 102,369
Options, exercisable, aggregate intrinsic value | $	$ 74,136